CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
NET LOSS	$ (198,968)	$ (247,448)	$ (339,170)	$ (239,929)	$ (84,767)
OTHER COMPREHENSIVE INCOME:
Unrealized gains on marketable securities	126	39	20	25	(27)
COMPREHENSIVE LOSS	(198,842)	(247,409)	(339,150)	(239,904)	(84,794)
LESS COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	1,847	1,847	1,362	62
COMPREHENSIVE LOSS ATTRIBUTABLE TO OPENDOOR LABS INC.	$ (198,842)	$ (249,256)	$ (340,997)	$ (241,266)	$ (84,856)